Financial instruments and risk management - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 90,235,107	R$ 93,828,907
Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 38,944,092	42,223,976	R$ 36,655,663
Export credits (“export prepayments”) | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 16,555,562	18,404,795
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 217,792	277,172
Assets Financing | Country of domicile | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 42,477	49,911
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,338,833	5,442,675
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,857,691	1,979,202
Panda Bonds - CNY | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 1,949,727	1,964,329
BNDES – TJLP | Country of domicile | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 53,487	95,167
BNDES – TLP | Country of domicile | BNDES – TLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 4,150,753	4,193,766
BNDES – Fixed | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 38,822
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 84,934	90,356
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 767,119	547,000
BNDES – UMBNDES | Country of domicile | BNDES – UMBNDES
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 272,738	253,500
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 10,952,992	10,873,596
NCE (“Export Credit Notes”) | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 108,401	105,865
NCR (“Rural Credit Notes”) | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,513,161	5,520,478
CPR ("Rural Product Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 3,057,025	1,472,697
ECO INVEST – Agroindustrial Credit | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 329,501	334,422
Bonds 2029 | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		R$ 5,568,313